Summary Prospectus dated May 1, 2026
Class I and Class P Shares
Portfolio Optimization Growth Portfolio

This Summary Prospectus is intended for use in connection with variable life insurance policies and variable annuity contracts issued by Pacific Life Insurance Company (“Pacific Life”) and Pacific Life & Annuity Company (“PL&A”) and is not intended for use by other investors.
Before you invest, you may want to review the Fund’s Prospectus, as may be supplemented or amended from time to time, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus, reports to shareholders, and other information about the Fund online at www.pacificlife.com/PacificSelectFund.html. You can also obtain this information at no cost by sending an email request to PSFdocumentrequest@pacificlife.com or by calling (6 a.m. – 5 p.m. Pacific time, Monday through Friday):
Pacific Life Annuity Contract Owners:	1-800-722-4448	PL&A Annuity Contract Owners:	1-800-748-6907
Annuity Financial Advisors:	1-800-722-2333	PL&A Life Insurance Policy Owners:	1-888-595-6997
Pacific Life Insurance Policy Owners:	1-800-347-7787
The Fund’s Prospectus and Statement of Additional Information, both dated May 1, 2026, as may be supplemented or amended from time to time, are incorporated by reference into this Summary Prospectus.

Investment Goal
This Fund seeks moderately high, long-term capital appreciation with low, current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below. The table and Examples below also do not reflect expenses and charges that are imposed under your variable annuity contract or variable life insurance policy. For information on these expenses and charges, please refer to the applicable contract or policy prospectus. If these fees and expenses were included, the fees and expenses shown would be higher.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class P
Management Fee	0.10%	0.10%
Service Fee	0.20%	N/A
Other Expenses	0.02%	0.02%
Acquired Fund Fees and Expenses1	0.61%	0.61%
Total Annual Fund Operating Expenses	0.93%	0.73%

1
Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies. As such, they are not reflected in the total annual operating expenses in the Fund’s financial statements.

Examples
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Examples assume that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
These Examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy. If these were included, the expenses (in dollars) shown would be higher. Keep in mind that this is only an estimate; actual expenses and performance may vary.
Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
	1 year	3 years	5 years	10 years
Class I	$95	$296	$515	$1,143
Class P	$75	$233	$406	$906
Portfolio Turnover
The Fund, which operates as a “fund of funds” that seeks to achieve its investment goal by investing in other funds, does not pay transaction costs, such as commissions, when it buys and sells shares of those underlying funds (or “turns over” its holdings). During the fiscal year ended December 31, 2025, the portfolio turnover rate was 39% of the average value of the Fund. An underlying fund typically does pay transaction costs when it turns over its portfolio so a higher portfolio turnover rate, which reflects a larger number of securities being bought or sold, may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s and underlying funds’ performance.
Principal Investment Strategies
This Fund is a “fund of funds” that seeks to achieve its investment goal by investing in other funds of the Trust (the “Portfolio Optimization Underlying Funds”). Under normal market conditions, the Fund’s exposures to the two broad asset classes of debt and equity are expected to be within the following ranges:
BROAD ASSET CLASS ALLOCATIONS
Debt	Equity
15 – 45%	55 – 85%
Pacific Life Fund Advisors LLC (“PLFA”), the investment adviser to the Fund, manages and oversees the Fund through a multi-step process that includes:

(1) Asset Allocation/Portfolio Construction — PLFA manages the Fund using an approximate 10-year investment horizon. An asset class model (the “Model”) for the Fund is developed that seeks to meet the Fund’s investment goal over this period using both broad asset classes and narrower asset classes. The broad equity asset class includes narrower asset classes such as domestic small-capitalization, mid-capitalization and large-capitalization, growth and value strategies, and international and emerging markets. The broad debt asset class includes narrower asset classes such as investment grade bonds, high yield/high risk bonds, bank loans, international and emerging markets.
PLFA then determines the amount of the Fund’s assets to invest in each Portfolio Optimization Underlying Fund in order to obtain the asset class exposures designated by the Model for the Fund.
PLFA may adjust the broad asset class allocations to any point within the above ranges, and/or adjust the narrower asset class allocations or the allocations to the Portfolio Optimization Underlying Funds, at any time as it deems necessary based on PLFA’s views of market conditions, its outlook for various asset classes or other factors that it determines are relevant in seeking to achieve the Fund’s investment goal (“dynamic positioning”).
For example, PLFA may engage in dynamic positioning for the Fund by adjusting the Model to reflect a shorter term view of the markets or a particular asset class, to seek to capture upside opportunities or mitigate risk from market events, or for cash management purposes. PLFA would then make the appropriate adjustments to the Fund’s Portfolio Optimization Underlying Fund allocations to reflect the updated asset class allocations in the Model. This dynamic positioning would be implemented consistent with the Fund’s risk/return profile and investment goal.
(2) Manager Oversight —  PLFA monitors and evaluates the Portfolio Optimization Underlying Fund Managers to seek to ensure that each Manager’s investment style and approach continue to be appropriate for the respective Portfolio Optimization Underlying Fund.
(3) Investment Risk Management — PLFA monitors and analyzes the investment risks of the Fund, evaluates their impact on the Fund’s risk/return objectives and considers adjustments to the Fund’s allocations as a result.
Investments of the Portfolio Optimization Underlying Funds that invest primarily in debt instruments include: investment grade debt securities, including U.S. Government securities, corporate bonds, mortgage-related securities, and other asset-backed securities; foreign debt securities, including emerging market debt; debt instruments of varying duration; convertible securities; high yield/high risk bonds; and inflation-indexed bonds.
Investments of the Portfolio Optimization Underlying Funds that invest primarily in equity instruments include: growth and value stocks; large-, mid- and small-capitalization companies; stocks of companies with a history of paying dividends; sector-specific stocks; and domestic and foreign stocks, including emerging market stocks (which may be U.S. dollar or foreign currency-denominated).
Certain Portfolio Optimization Underlying Funds may also use derivatives such as: forward commitments; futures contracts and options on securities, indices, currencies and other investments; and swaps (including interest rate, cross-currency, total return and credit default swaps). A Portfolio Optimization Underlying Fund may use derivatives generally as a substitute for direct investment in a security, to attempt to hedge or reduce risk or to seek to enhance investment returns.
The Fund is expected to be as fully invested as practical, although it may maintain liquidity reserves to meet redemption requests.
The Fund may invest a significant portion of its assets in any single Portfolio Optimization Underlying Fund. PLFA has sole discretion in selecting the Portfolio Optimization Underlying Funds for investment and may adjust the Fund’s allocations to the Portfolio Optimization Underlying Funds, and add or remove Portfolio Optimization Underlying Funds, as it deems appropriate to meet the Fund’s investment goal.
A Portfolio Optimization Underlying Fund may lend its portfolio holdings to certain financial institutions.
For additional information about the Fund and its Portfolio Optimization Underlying Fund investments, please see the Additional Information About Principal Investment Strategies and Principal Risks section in the Prospectus.
Principal Risks
As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money. There is no guarantee that the Fund will achieve its investment goal. Because this Fund has a significant portion of its assets invested in Portfolio Optimization Underlying Funds that invest primarily in equity instruments, this Fund has more exposure to equity securities risk than other Portfolio Optimization Portfolios. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Italicized terms refer to separate Principal Risks that are each defined in the Principal Risks section below.
As a “fund of funds,” the Fund is subject to Asset Allocation Fund of Funds Risk and Conflicts of Interest Risk. The Fund is also subject to the risks of the Portfolio Optimization Underlying Funds in which it invests, which may change based on the Fund’s allocations to the Portfolio Optimization Underlying Funds. The principal risks to the Fund are described further below.
Principal Risks at the Fund of Funds Level
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Asset Allocation Fund of Funds Risk: Asset allocation decisions, techniques, analyses, or models implemented by PLFA as the Fund’s investment adviser may not produce the expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment goals. Although the theory behind asset allocation is that diversification among asset classes can help reduce volatility over the long term, PLFA’s assumptions about asset classes and Portfolio Optimization Underlying Funds may diverge from historical performance and assumptions used to develop allocations in light of actual market conditions.

There is a risk that you could achieve better returns by investing in an individual fund or funds representing a single broad asset class rather than investing in a fund of funds. The Fund’s performance is also closely related to the Portfolio Optimization Underlying Funds performance and ability to meet their investment goals. Fund shareholders bear indirectly the expenses of the Portfolio Optimization Underlying Funds in which the Fund invests in addition to the Fund’s management fee so there is a risk of an additional layer or layers of fees. The Fund’s actual asset class allocations may deviate from the intended allocation because a Portfolio Optimization Underlying Fund’s investments can change due to market movements, the Portfolio Optimization Underlying Fund Manager’s investment decisions or other factors, which could result in the fund’s risk/return target not being met. As a fund of funds, the Fund is exposed to the same risks as the Portfolio Optimization Underlying Funds in proportion to the Fund’s allocation to those Portfolio Optimization Underlying Funds.
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Conflicts of Interest Risk: PLFA is subject to competing interests that have the potential to influence its investment decisions for the Fund. For example, a Portfolio Optimization Underlying Fund that provides greater profitability to PLFA than another Portfolio Optimization Underlying Fund may create an incentive for PLFA to use that fund as a Portfolio Optimization Underlying Fund. In addition, PLFA may be influenced by its view of the best interests of Portfolio Optimization Underlying Funds, such as a view that a Portfolio Optimization Underlying Fund may benefit from additional assets or could be harmed by redemptions. In addition, PLFA’s management of the Fund and the Fund’s risk/return profile may be influenced by the insurance companies that use the Fund as an investment option for their variable life and annuity contracts. These insurance companies may include affiliates of PLFA. PLFA seeks to identify and address any potential conflicts in a manner that is fair for Portfolio Optimization Underlying Funds, the Fund and the shareholders of the Fund and Portfolio Optimization Underlying Fund. PLFA has adopted a policy under which investment decisions for the Fund must be made in the best interests of the Fund and its shareholders, and PLFA may take into account the interests of a Portfolio Optimization Underlying Fund and its shareholders when making investment decisions for the Fund.

Principal Risks from Holdings in Portfolio Optimization Underlying Funds
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Equity Securities Risk: Equity securities tend to go up and down in value, sometimes rapidly and unpredictably.

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Debt Securities Risk: Debt securities and other debt instruments are subject to many risks, including interest rate risk and credit risk, which may affect their value.

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Foreign (Non-U.S.) Markets Risk: Investing in foreign issuers (companies or other entities) can involve more risks than investing in United States (“U.S.”) issuers, such as risks relating to market, economic, political, regulatory and geopolitical conditions relevant to that market. These factors can make investments in foreign issuers more volatile and less liquid than U.S. investments. Less stringent regulatory, accounting, and disclosure requirements and general supervision for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries, and can be particularly difficult against foreign governments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in, or foreign exchange rates with, another market, country or region.
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Liquidity Risk: Certain holdings may be difficult to purchase, sell and value, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. A Portfolio Optimization Underlying Fund may not be able to sell a holding quickly at the price it has valued the holding, may be unable to take advantage of market opportunities or may be forced to sell other more desirable, more liquid securities or sell less liquid or illiquid securities at a loss if needed to raise cash to conduct operations, including to meet redemption requests.

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Currency Risk: A decline in the value of a foreign (non-U.S.) currency relative to the U.S. dollar reduces the value in U.S. dollars of a Portfolio Optimization Underlying Fund’s investments denominated in or with exposure to that foreign currency.

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Large-Capitalization Companies Risk: Although large-capitalization companies tend to have more stable prices than smaller, less established companies, they are still subject to equity securities risk. In addition, large-capitalization equity security prices may not rise as much as prices of equity securities of small-capitalization companies.

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Mid-Capitalization Companies Risk: Mid-capitalization companies may be subject to greater price volatility and may be more vulnerable to economic, market and industry changes than larger, more established companies.

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Emerging Markets Risk: Investments in or exposure to investments in emerging market countries may be riskier than investments in or exposure to investments in U.S. and other developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, lower credit quality, a higher degree of political and economic instability, the impact of economic sanctions, less governmental regulation and supervision of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.

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Value Companies Risk: Value companies are those that a portfolio manager believes are undervalued and trading for less than their intrinsic values. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.

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Growth Companies Risk: Growth companies are those that a portfolio manager believes have the potential for above average or rapid growth but may be subject to greater price volatility than investments in “undervalued” companies.

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Small-Capitalization Companies Risk: Small-capitalization companies may be more susceptible to liquidity risk and price volatility and be more vulnerable to economic, market and industry changes than larger, more established companies.

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Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations and might not make interest or principal payments on an instrument when those payments are due (“default”). The risk of a default is higher for debt instruments that are non-investment grade and lower for debt instruments that are of higher quality. Defaults may potentially reduce a Portfolio Optimization Underlying Fund’s income or ability to recover amounts due and may reduce the value of the debt instrument, sometimes dramatically.

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Interest Rate Risk: When interest rates rise, the value of debt investments will generally decrease. During periods when the Federal Reserve raises interest rates, a Portfolio Optimization Underlying Fund may be subject to heightened levels of interest rate risk. During periods when interest rates are low or there are negative interest rates, a Portfolio Optimization Underlying Fund’s yield (and total return) also may be low and a Portfolio Optimization Underlying Fund may experience low or negative returns. Debt instruments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt instruments with shorter durations or floating or adjustable interest rates.

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Mortgage-Related and Other Asset-Backed Securities Risk: Mortgage-related and other asset-backed securities are subject to certain risks affecting the housing market or the market for the assets underlying such securities. These securities are also subject to extension risk (the risk that rising interest rates extend the duration of fixed mortgage-related and other asset-backed securities, making them more sensitive to changes in interest rates), interest rate risk (the risk that rising interest rates will cause a decline in the value of a fixed income security), subprime risk (the risk that these securities have exposure to borrowers with lower credit risk, increasing potential default), prepayment risk (when interest rates decline, borrowers may pay off their mortgages sooner than expected which can reduce a Portfolio Optimization Underlying Fund’s returns because a Portfolio Optimization Underlying Fund may have to reinvest its assets at lower interest rates), call risk (similar to prepayment risk, an issuer may pay its obligations under a security sooner than expected), U.S. government securities risk (securities backed by different U.S. government agencies are subject to varying levels of credit rating risk), issuer risk (the risk that a private issuer cannot meet its obligations) and stripped mortgage-related securities risk (these securities are particularly sensitive to changes in interest rates).

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U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government and different U.S. government securities are subject to varying degrees of credit risk. There is a risk that the U.S. government will not make timely payments on its debt or provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if those entities are not able to meet their financial obligations.

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Financial Sector Risk: The operations and businesses of Financial services companies are subject to extensive governmental regulation, the availability and cost of capital funds, and interest rate changes. General market downturns may affect financial services companies adversely.

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Derivatives Risk: The use of forward commitments, futures contracts, options or swap agreements (each a type of derivative instrument) as a principal investment strategy subjects a Portfolio Optimization Underlying Fund to a number of risks, including: counterparty risk, leverage risk, market risk, regulatory risk, liquidity and valuation risk, operational risk, correlation risk, legal risk and premium risk. Derivatives may be riskier than other types of investments and may increase a Portfolio Optimization Underlying Fund’s volatility and risk of loss.

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Swap Agreements Risk: Swap agreements are derivative contracts where the parties agree to exchange the returns earned on specific assets, such as the return on, or increase in value of, an amount invested in a particular “basket” of securities representing a certain index. As a derivative, it is subject to derivatives risk, including counterparty risk. Although certain standard swap agreements are centrally cleared through an exchange, which is expected to decrease counterparty risk and increase liquidity compared to swaps that are privately negotiated, central clearing does not eliminate these risks. In addition, a Portfolio Optimization Underlying Fund’s use of total return swap agreements is subject to market risks based upon changes in the value of the underlying index or reference instrument.

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Leverage Risk: A Portfolio Optimization Underlying Fund may invest in forward commitments, futures contracts, options or swap agreements, including taking short positions using certain derivatives, as a principal investment strategy. These derivative investments give rise to a form of leverage. Leverage is investment exposure that exceeds the initial amount invested. The loss on a leveraged investment may far exceed a Portfolio Optimization Underlying Fund’s principal amount invested. Leverage can magnify a Portfolio Optimization Underlying Fund’s gains and losses and therefore increase its volatility.

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High Yield/High Risk or “Junk” Securities Risk: High yield/high risk securities are typically issued by companies that are highly leveraged, less creditworthy or financially distressed and are considered to be mostly speculative in nature (high risk), subject to greater liquidity risk, and subject to a greater risk of default than higher rated securities. High yield/high risk securities (including loans) may be more volatile than investment grade securities.

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Geographic Focus Risk: If a Portfolio Optimization Underlying Fund invests a significant portion of its assets in a single country, limited number of countries, or particular geographic region, then the risk increases that economic, political, social, or other conditions in those countries or that region will have a significant impact on the Portfolio Optimization Underlying Fund’s performance. As a result, the Portfolio Optimization Underlying Fund’s performance may be more volatile than the performance of more geographically diversified funds.

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Technology Sector Risk: Companies in the Technology sector face a number of risks, including operating in rapidly changing fields, abrupt or erratic market movements, limited product lines, markets or financial resources, management that is dependent on a limited number of people, short product cycles, aggressive pricing of products and services, new market entrants and rapid obsolescence of products and services due to technological innovations or changing consumer preferences. In addition, many U.S. companies in the Technology sector have diverse operations, with products or services in foreign markets, exposing them to risks associated with foreign markets.

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Non-Diversification Risk: A Portfolio Optimization Underlying Fund that is classified as non-diversified may invest a greater percentage of its assets in a single issuer or a fewer number of issuers than a fund that is classified as diversified. This increases the risk that the Portfolio Optimization Underlying Fund will have greater price swings over shorter periods of time because the poor performance of a single investment or a fewer number of investments will have a greater impact on the Portfolio Optimization Underlying Fund than a diversified fund with more investments. Being classified as non-diversified does not prevent a Portfolio Optimization Underlying Fund from being managed as though it were a diversified fund.

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Industry Concentration Risk: Concentrating investments in a particular industry or group of industries makes a Portfolio Optimization Underlying Fund more susceptible to adverse economic, business, regulatory or other developments affecting that industry or group of industries, which could negatively impact performance.

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Active Management Risk: A portfolio manager’s judgments about the potential value or price appreciation of an investment may prove to be incorrect or fail to have the intended results, which could negatively impact a Portfolio Optimization Underlying Fund’s performance.

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Underlying Fund Risk: Because a Portfolio Optimization Underlying Fund is available for investment by one or more “fund of funds” of the Trust and thus may have a significant percentage of its outstanding shares held by such fund of funds, a change in asset allocation by the fund of funds could result in large redemptions out of the Portfolio Optimization Underlying Fund, causing the sale of securities in a short timeframe and potential increases in expenses to the Portfolio Optimization Underlying Fund and its remaining shareholders, both of which could negatively impact performance.

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Securities Lending Risk: A Portfolio Optimization Underlying Fund may engage in securities lending, which involves the risk that a Portfolio Optimization Underlying Fund may suffer a loss if the borrower fails to return the loaned securities in a timely manner or at all. A Portfolio Optimization Underlying Fund could also lose money due to the decline in the value of the collateral provided or a decline in the value of any investments made with cash collateral.

Performance
The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to two broad-based market indices representing the domestic equity market and the domestic debt market that correspond to the Fund’s two broad asset classes. To further assist in performance comparison, a composite benchmark is presented that is comprised of certain broad-based market indices based on the broad asset class allocations for the Fund. The composite benchmark is comprised of 55% S&P 500, 20% MSCI EAFE, 17% Bloomberg US Aggregate Bond, and 8% ICE BofA U.S. 3-Month T-Bill Indices. The bar chart shows the performance of the Fund’s Class I shares. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower. Past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waiver or expense limitations, if any, that were in effect during the periods presented.
Calendar Year Total Returns (%)

Best and worst quarterly performance reflected within the bar chart: Q2 2020: 15.88%; Q1 2020: (17.13%)
Average Annual Total Returns
(For the periods ended December 31, 2025)	1 year	5 years	10 years	Since Inception
Class I (incepted May 2, 2011)	15.31%	6.68%	8.22%	N/A
Class P (incepted October 31, 2019)	15.54%	6.89%	N/A	8.36%
S&P 500 Index (reflects no deductions for fees, expenses, or taxes)	17.88%	14.42%	14.82%	N/A
Bloomberg US Aggregate Bond Index (reflects no deductions for fees, expenses, or taxes)	7.30%	(0.36%)	2.01%	N/A
Portfolio Optimization Growth Composite Benchmark (reflects no deductions for fees, expenses, or taxes)	17.56%	9.99%	10.43%	N/A

Management
Investment Adviser — Pacific Life Fund Advisors LLC. The persons jointly and primarily responsible for day-to-day management of the Fund are:
Portfolio Manager and Primary Title with Investment Adviser	Experience with Fund
Howard T. Hirakawa, CFA, Senior Vice President and Portfolio Manager	Since 2011 (Fund Inception)
Carleton J. Muench, CFA, Vice President and Portfolio Manager	Since 2011 (Fund Inception)
Edward Sheng, PhD, CFA, CAIA, Assistant Vice President and Portfolio Manager	Since 2021
Jordan Fettman, CFA, CAIA, Assistant Vice President and Portfolio Manager	Since 2023
Purchase and Sale of Fund Shares
The Fund is offered at net asset value (“NAV”) and is available as an underlying investment option for variable life insurance policies and variable annuity contracts (“variable products”) issued by Pacific Life and PL&A. You do not buy, sell or exchange shares of the Fund — you choose investment options through your variable product. The life insurance companies then invest in the Fund if you choose it as an investment option and redeem shares of the Fund if you choose to decrease that investment option. Any minimum initial or subsequent investment requirements and procedures for purchase or redemption of shares of the Fund that apply to your variable product are described in the prospectus for the variable product.
Tax Information
Because the only shareholders of the Fund are the insurance companies offering the variable products and as applicable certain funds of funds of the Trust, no discussion is included here about the federal income tax consequences at the shareholder level. The federal income tax consequences for purchasers of a variable product are described in the prospectus for the variable product.
Payments to Broker-Dealers and Other Financial Intermediaries
Pacific Select Distributors, LLC (“PSD”), the distributor for the Fund and for the variable products, may pay broker-dealers or other financial intermediaries (such as insurance companies) for the sale of the variable products and related services, including shareholder servicing. The Fund’s service fee, which is paid to PSD, can be used for a part of these payments. These payments may create a conflict of interest by influencing the financial intermediary and your salesperson to recommend the variable product, a share class and/or the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information. Class P shares do not pay a service fee to PSD.

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